Schedule of Investments
June 30, 2025 (unaudited)
Upright Assets Allocation Plus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 37.78%

Drug Manufacturers - General - 3.52%
AbbVie, Inc.	500	92,810

Drug Manufacturers - Specialty & Generic - 1.79%
Teva Pharmaceutical Industries Ltd. ADR (2)	2,000	33,520
Viatris, Inc.	1,500	13,395

		46,915

Electrical Equipment & Parts - 0.29%
Plug Power, Inc. (2)	5,000	7,450

Integrated Circuit Design - 13.59%
Himax Technologies, Inc. ADR	40,000	357,200

Internet Content & Information - 0.33%
Baidu, Inc. ADR (2)	100	8,576

Semiconductors - 18.27%
ASE Technology Holding Co. Ltd. ADR (2)	10,000	103,300
Silicon Motion Technology Corp. ADR	2,000	150,340
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	226,490

		480,130

Total Common Stock	(Cost $ 790,285)	993,081

Exchange-Traded Funds (3) - 60.49%

Direxion Daily 20+ Year Treasury Bull 3X Shares	750	29,430
Direxion Daily Dow Jones Internet Bull 3X Shares	10,000	299,600
Direxion Daily Energy Bull 2X Shares	550	28,254
Direxion Daily MSCI Brazil Bull 2X Shares	85	5,568
Direxion Daily MSCI Emerging Markets Bull 3X Shares	200	7,828
Direxion Daily MSCI India Bull 2x Shares	500	31,535
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	1,500	67,590
Direxion Daily Real Estate Bull 3X Shares	2,000	19,100
Direxion Daily S&P 500 Bull 3X Shares	1,500	260,295
Direxion Daily Semiconductor Bull 3X Shares	3,100	77,841
Direxion Financial Bull 3X Shares	1,100	185,460
Direxion Small Cap Bull 3X Shares	2,500	83,850
Global X Lithium and Battery Tech ETF	1,000	38,400
iShares MSCI China ETF	200	11,020
iShares MSCI EAFE Value ETF	200	12,696
iShares MSCI Taiwan ETF	1,000	57,400
iShares Russell Mid-Cap Value ETF	100	13,214
KraneShares CSI China Internet ETF	1,400	48,062
ProShares UltraPro QQQ ETF	2,000	166,000
VanEck Vectors Vietnam ETF	2,000	27,500
Vanguard Emerging Markets Stock Index Fund	700	34,622
Vanguard FTSE All-World ex-US Small Cap Index Fund ETF	100	13,439
Vanguard Real Estate Index Fund ETF Shares	200	17,812
VictoryShares US Large Cap High Dividend Volatility Wtd Index ETF	800	53,275

Total Exchange-Traded Funds	(Cost $ 850,904)	1,589,791

Money Market Registered Investment Companies (4) - 1.93%

Fidelity Institutional Money Market - Treasury Portfolio - Class III - 4.94%	50,833	50,833

Total Money Market Registered Investment Companies	(Cost $ 50,833)	50,833

Total Investments - 100.21%	(Cost $ 1,692,022)	2,633,705

Liabilities in Excess of Other Assets - (0.21%)		(5,462)

Total Net Assets - 100.00%		2,628,243

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$2,633,705	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,633,705	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate investment. The yield shown represents the 7-day yield in effect at June 30, 2025.